SHARE CAPITAL (Details) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Number of share options outstanding in share-based payment arrangement at beginning of period	8,237	9,049
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.22	$ 1.18
Number of share options granted in share-based payment arrangement	1,810	1,101
Weighted average exercise price of share options granted in share-based payment arrangement	$ 1.59	$ 1.63
Number of share options forfeited in share-based payment arrangement	(1,134)	(468)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 1.71	$ 1.71
Number of share options exercised in share-based payment arrangement	(591)	(1,445)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.76	$ 1.08
Number of share options outstanding in share-based payment arrangement at end of period	8,318	8,237
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.27	$ 1.22
Number of share options exercisable in share-based payment arrangement	6,461	5,448
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 1.15	$ 1.08